Capital Stock - Initial Public Offering - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	9 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 03, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 29, 2013 Stockholder	Sep. 30, 2013 Stockholder	Sep. 30, 2012 Member of the Board of Directors	May 15, 2013 Private Placement Stockholder	May 15, 2013 Private Placement Stockholder	May 14, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	May 15, 2013 Common Stock Private Placement	Mar. 09, 2012 Series A Preferred Stock	Oct. 01, 2009 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Mar. 29, 2013 Subsequent Event	Oct. 16, 2013 Subsequent Event IPO	Oct. 16, 2013 Subsequent Event Common Stock IPO	Oct. 16, 2013 Subsequent Event Common Stock Over-allotment option
Class of Stock [Line Items]
Issuance of stock (in shares)										314,147			407,695	203,848	6,388,889		415,845			6,048,058	8,064,881			8,165,000	1,065,000
Share price											$ 18.00		$ 2.45	$ 2.45	$ 18.00		$ 3.61			$ 3.97	$ 3.97			$ 16.00
Proceeds from the initial public offering																							$ 123,928,000
Equity issuance costs			2,692,000	1,638,000											2,692,000					1,638,000			6,712,000
Common stock split conversion ratio												13.861519
Shares issued per share of preferred stock converted												1							1		1
Proceeds from a private offering															115,000,000
Initial purchaser's discount and placement fee related to the offering															7,700,000
Amount borrowed under the Promissory Note							10,000,000
Number of shares called by the right							277,777,000															5,000,000
Exercise price of the right (in usd per right)							18.00
Issuance of stock warrant			1,522,000				1,522,000
Interest expense on the loan from a stockholder								1,522,000
Number of outstanding shares redeemed																		415,845
Redemption price (in usd per share)																$ 3.61		$ 3.61
Total redemption payment				1,500,000	1,500,000													1,500,000
Preferred stock dividends	0	19,000	27,000	99,000	118,534	257,371										42,534		43,000
Number of preferred shares outstanding	0		0		8,342,112	693,076												0	0
Proceeds from issuance of preferred stock				24,000,000	31,999,990	909,232														24,000,000
Purchases of treasury stock (in shares)				0	630,699				315,350
Treasury stock, repurchase price per share (in usd per share)					$ 2.89				$ 2.89
Total cost paid to repurchase treasury stock				$ 910,000	$ 1,820,000				$ 910,000